SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2024
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Renminbi in millions, except share and per share data, unless otherwise stated)

	As of December 31,
	2023	2024	2024
			US$’ in millions
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	4,382	1,869	256
Short-term investments	576	863	118
Other current assets	24	2	0
Total current assets	4,982	2,734	374
Investment in and amount due from subsidiaries	15,760	18,103	2,480
Total assets	20,742	20,837	2,854
Liabilities and equity
Current liabilities:
Short-term debt	3,537	—	—
Dividends payable	2,085	0	0
Amount due to subsidiaries	2,897	4,990	684
Accrued expenses and other current liabilities	88	76	10
Total current liabilities	8,607	5,066	694
Long-term debt	—	3,594	492
Total liabilities	8,607	8,660	1,186
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,210,392,530 and 3,105,094,690 shares issued as of December 31, 2023 and 2024, and 3,159,046,350 and 3,083,916,600 shares outstanding as of December 31, 2023 and 2024, respectively)	0	0	0
Treasury shares (51,346,180 and 21,178,090 shares as of December 31, 2023 and 2024, respectively)	(906)	(274)	(38)
Additional paid-in capital	11,861	9,620	1,318
Retained earnings	794	2,449	336
Accumulated other comprehensive income	386	382	52
Total equity	12,135	12,177	1,668
Total liabilities and equity	20,742	20,837	2,854

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2022	2023	2024	2024
				US$’ in millions
				(Note 2)
Operating costs and expenses:
General and administrative expenses	93	154	340	47
Total operating costs and expenses	93	154	340	47
Loss from operations	(93)	(154)	(340)	(47)
Interest income	15	69	64	9
Interest expense	130	122	112	15
Foreign exchange loss	(223)	(108)	(23)	(3)
Other income, net	6	61	93	13
(Loss) gain from fair value changes of equity securities, net	(1)	(15)	4	0
(Loss) income in investment in subsidiaries	(1,395)	4,354	3,362	461
Net (loss) income attributable to H World Group Limited	(1,821)	4,085	3,048	418

Other comprehensive (loss) income, net of tax	191	154	(4)	(0)
Comprehensive (loss) income	(1,630)	4,239	3,044	418

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2022	2023	2024	2024
				US$’ in millions
				(Note 2)
Net cash provided by (used in) operating activities	(136)	(133)	17	3
Investing activities:
Loans to subsidiaries	(750)	(987)	(0)	(0)
Repayment of loans by subsidiaries	4,165	2,061	1,000	137
Purchase of investments	—	(803)	(1,188)	(163)
Proceeds from maturity/sale of investments	—	301	917	126
Dividends received	—	—	19	3
Net cash (used in) provided by investing activities	3,415	572	748	103
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	1,973	—	—
Proceeds from termination of Capped Call	86	—	—	—
Payment of ordinary share issuance costs	(0)	(9)	—	—
Payment of repurchases of ordinary shares	(334)	(848)	(1,172)	(161)
Loans from subsidiaries	798	2,574	2,553	350
Repayment of loans from subsidiaries	—	(540)	(457)	(63)
Proceeds from short-term bank borrowings	453	—	—	—
Repayment of short-term bank borrowings	—	(439)	—	—
Repayment of convertible senior notes	(3,406)	(0)	—	—
Dividends paid	(416)	—	(3,480)	(477)
Purchase of prepaid put option	—	—	(710)	(97)
Net cash provided by (used in) financing activities	(2,819)	2,711	(3,266)	(448)
Effect of exchange rate changes on cash and cash equivalents	163	28	(12)	(2)
Net (decrease) increase in cash and cash equivalents	623	3,178	(2,513)	(344)
Cash, cash equivalents at the beginning of the year	581	1,204	4,382	600
Cash, cash equivalents at the end of the year	1,204	4,382	1,869	256

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

H WORLD GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2024, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.